Impairment testing of goodwill and intangible assets (Details) ₽ in Millions	12 Months Ended
	Dec. 31, 2019 RUB (₽) item	Dec. 31, 2018 RUB (₽)
Impairment testing of goodwill and intangible assets
Number of CGUs to which goodwill is allocated | item	2
Number of CGUs to which intangible assets with indefinite useful life relate | item	4
Beginning balance	₽ 10,846	₽ 10,807
Ending balance	11,316	10,846
Goodwill and indefinite life licences
Impairment testing of goodwill and intangible assets
Beginning balance	6,561	6,468
Addition (Note 6)	777	93
Impairment	(93)
Ending balance	7,245	6,561
Goodwill
Impairment testing of goodwill and intangible assets
Beginning balance	6,378	6,285
Ending balance	7,062	6,378
Goodwill | PS
Impairment testing of goodwill and intangible assets
Beginning balance	6,285	6,285
Addition (Note 6)	51
Ending balance	6,336	6,285
Goodwill | RB (Rocketbank)
Impairment testing of goodwill and intangible assets
Beginning balance	93
Addition (Note 6)		93
Impairment	(93)
Ending balance		93
Goodwill | Flocktory
Impairment testing of goodwill and intangible assets
Addition (Note 6)	726
Ending balance	726
Bank license (indefinite life license)
Impairment testing of goodwill and intangible assets
Beginning balance	183	183
Ending balance	₽ 183	₽ 183